Average Annual Total Returns - Pioneer Global High Yield Fund	Mar. 01, 2021
ICEBofAMerrillLynchUSHighYield [Member]
Average Annual Return:
1 Year	6.17%
5 Years	8.43%
10 Years	6.62%
Since Inception	7.57%
Inception Date	Aug. 27, 2001
BloombergBarclaysGlobalHighYield [Member]
Average Annual Return:
1 Year	7.03%
5 Years	7.84%
10 Years	6.51%
Since Inception	8.29%
Inception Date	Aug. 27, 2001
Pioneer Global High Yield Fund: Class Y
Average Annual Return:
1 Year	2.89%
5 Years	6.78%
10 Years	4.42%
Since Inception	5.44%
Inception Date	Dec. 28, 2005
Pioneer Global High Yield Fund: Class A
Average Annual Return:
1 Year	(1.88%)
5 Years	5.57%
10 Years	3.65%
Since Inception	6.98%
Inception Date	Aug. 27, 2001
Pioneer Global High Yield Fund: Class A | After Taxes on Distributions
Average Annual Return:
1 Year	(4.17%)
5 Years	3.28%
10 Years	1.18%
Since Inception	3.97%
Inception Date	Aug. 27, 2001
Pioneer Global High Yield Fund: Class A | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	(1.25%)
5 Years	3.23%
10 Years	1.67%
Since Inception	4.17%
Inception Date	Aug. 27, 2001
Pioneer Global High Yield Fund: Class C
Average Annual Return:
1 Year	1.84%	[1]
5 Years	5.75%	[1]
10 Years	3.40%	[1]
Since Inception	5.17%	[1]
Inception Date	Nov. 21, 2003	[1]

[1]	The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above.